Post employment benefits - Plan assets and liabilities by type of post employment benefit and country (Detail) - GBP (£) £ in Millions	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of net defined benefit liability (asset) [line items]
Plan asset and liabilities by type and country	£ 215	£ 66	£ (490)
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Plan asset and liabilities by type and country	9,713	9,310	9,226
Plan liabilities
Disclosure of net defined benefit liability (asset) [line items]
Plan asset and liabilities by type and country	(9,498)	(9,244)	£ (9,716)
Pensions | Plan assets | United Kingdom
Disclosure of net defined benefit liability (asset) [line items]
Plan asset and liabilities by type and country	7,115	6,792
Pensions | Plan assets | Ireland
Disclosure of net defined benefit liability (asset) [line items]
Plan asset and liabilities by type and country	1,747	1,745
Pensions | Plan assets | United States
Disclosure of net defined benefit liability (asset) [line items]
Plan asset and liabilities by type and country	593	525
Pensions | Plan assets | Other
Disclosure of net defined benefit liability (asset) [line items]
Plan asset and liabilities by type and country	186	180
Pensions | Plan liabilities | United Kingdom
Disclosure of net defined benefit liability (asset) [line items]
Plan asset and liabilities by type and country	(6,257)	(6,032)
Pensions | Plan liabilities | Ireland
Disclosure of net defined benefit liability (asset) [line items]
Plan asset and liabilities by type and country	(2,098)	(2,148)
Pensions | Plan liabilities | United States
Disclosure of net defined benefit liability (asset) [line items]
Plan asset and liabilities by type and country	(545)	(505)
Pensions | Plan liabilities | Other
Disclosure of net defined benefit liability (asset) [line items]
Plan asset and liabilities by type and country	(234)	(215)
Post employment medical | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Plan asset and liabilities by type and country	1	1
Post employment medical | Plan liabilities
Disclosure of net defined benefit liability (asset) [line items]
Plan asset and liabilities by type and country	(275)	(259)
Other post employment | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Plan asset and liabilities by type and country	71	67
Other post employment | Plan liabilities
Disclosure of net defined benefit liability (asset) [line items]
Plan asset and liabilities by type and country	£ (89)	£ (85)